Fair Value Measurements - Summary of the Subscription Agreement Liability (Detail) - Derivative Financial Instruments, Liabilities [Member]	1 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Investments [Line Items]
Fair value (Beginning Balance)	$ 6,044,986
Change in valuation inputs or other assumptions	30,499,229
Fair value (Ending Balance)	$ 36,544,215